COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Depreciation and impairment of non-financial assets (Details) - ARS ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Depreciation and impairment of non-financial assets
Total	$ 4,225,142	$ 3,633,207	$ 3,729,019
Depreciation of property, plant and equipment [member]
Depreciation and impairment of non-financial assets
Total	832,432	789,745	1,401,741
Depreciation of other non financial assets [member]
Depreciation and impairment of non-financial assets
Total	300,511	353,419	219,745
Depreciation of intangible assets [member]
Depreciation and impairment of non-financial assets
Total	2,032,008	1,312,100	941,994
Right of use assets
Depreciation and impairment of non-financial assets
Total	1,059,878	$ 1,177,943	$ 1,165,539
Impairment of other non-financial assets [member]
Depreciation and impairment of non-financial assets
Total	$ 313